Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES

22. LEASES

All leases are accounted for by recognizing a right-of-use asset and a lease liability except for:

●	Leases of low value assets; and

●	Leases with a duration of 12 months or less.

The Group has leases for its offices. Each lease is reflected on the balance sheet as a right-of-use asset and a lease liability. The Group does not have leases of low value assets. Variable lease payments which do not depend on an index or a rate (such as lease payments based on a percentage of Group sales) are excluded from the initial measurement of the lease liability and asset. The Group classifies its right-of-use assets in a consistent manner to its property, plant and equipment.

For leases over office buildings and factory premises the Group must keep those properties in a good state of repair and return the properties in their original condition at the end of the lease.

During the course of 2022, the Group entered into a new lease agreement for its London office. Any leases that have a term shorter than 12 months the Group has applied the exemption allowed by paragraph 5a in IFRS16 in respect of short – term leases.

Right-of-use assets	31 Dec 2024	31 Dec 2023
	$000	$000
At 1 January	283	372
Depreciation	(111)	(104)
Disposal of lease	-	-
Exchange differences	(1)	15
	171	283

Lease Liabilities	31 Dec 2024	31 Dec 2023
	$000	$000
At 1 January	247	365
Interest expense	6	10
Lease payments	(144)	(119)
Exchange differences	(3)	(9)
	106	247

Lease liabilities are presented in the consolidated statement of financial; position as follows:

	31 Dec 2024	31 Dec 2023
	$000	$000
Current	106	138
Non-current	-	109
	106	247

The lease liabilities are secured by the related underlying assets. Future minimum lease payments as of 31 December 2024 were as follows:

	Minimum lease payment due
	Within 1 year	1-2 years	2-5 years	Over 5 years	Total
Lease payments	106	-	-	-	106
Finance Charges	(6)	-	-	-	(6)
Net Present Values	100	-	-	-	100